LEASES: - Operating lease information (Details) $ in Thousands		1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2018 USD ($)	May 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Nov. 30, 2013 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 01, 2020 ft²
Leases
Option for extend agreement			5 years
Annual rent including management fees	$ 200	$ 140	$ 382	$ 65
Bank guarantees provided to property owner			113	$ 18
Restructuring expenses			$ 247		$ 79	$ 749	$ 3,350
Area of land | ft²								2,400
Options to extend the lease		false	true
Weighted-average remaining lease term (in years)							3 years 2 months 12 days
Weighted-average discount rate							3.50%